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General Information and 24-Hour Yield and Balance Information
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This literature is not authorized for distribution to prospective investors
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Distributor--Resrv Partners, Inc.

RIT/SEMIANNUAL 11/00

                                     [LOGO]

                                 SEMI-ANNUAL REPORT

   RESERVE INSTITUTIONAL TRUST

     PRIMARY INSTITUTIONAL FUND
     U.S. GOVERNMENT INSTITUTIONAL FUND
     U.S. TREASURY INSTITUTIONAL FUND
      INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

                                 NOVEMBER 30, 2000

            RESERVE INSTITUTIONAL TRUST--PRIMARY INSTITUTIONAL FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--54.3%                (NOTE 1)
 ---------   ----------------------------------------------                --------
             DOMESTIC--14.0%
$20,000,000  Bank One, 6.65%, 3/26/01................................  $      20,000,000
 20,000,000  Comerica Bank, 6.62%, 6/19/01...........................         19,997,858
 30,000,000  First Tennessee Bank, 6.63%, 2/27/01....................         30,000,000
 25,000,000  Southtrust Bank, 6.63%, 2/01/01.........................         25,000,000
 20,000,000  Wilmington Trust Co., 6.69%, 1/10/01, 1/17/01...........         20,000,000
                                                                       -----------------
                                                                             114,997,858
                                                                       -----------------
             YANKEE--40.3%
 25,000,000  Bank Austria, 6.65%, 1/17/01............................         25,000,000
 20,000,000  Banque National de Paris, 6.64%, 1/18/01................         20,000,000
 25,000,000  Bayerische Hypo-und Vereinsbank, AG, 6.64%, 2/08/01.....         25,000,000
 30,000,000  Canadian Imperial Bank of Commerce, 6.70%, 2/12/01......         29,997,153
 25,000,000  Commerzbank, AG, 6.63%, 2/06/01.........................         25,000,000
 20,000,000  Credit Agricole Indosuez, 6.55%, 12/20/00...............         20,000,000
 30,000,000  Danske Bank, 6.64%, 2/02/01.............................         30,000,000
 20,000,000  Deutsche Bank, AG, 6.72%, 2/20/01.......................         20,000,000
 15,000,000  Dexia Bank, 6.58%, 12/05/00.............................         15,000,000
 25,000,000  Dresdner Bank, 6.63%, 2/07/01...........................         25,000,000
 20,000,000  Lloyds TSB Bank, PLC, 6.57%, 12/21/00...................         20,000,000
 30,000,000  National Westminster Bank, PLC, 6.64% , 1/31/01.........         30,000,000
 25,000,000  Rabobank Nederland NV, 6.56%, 1/24/01...................         24,998,594
 20,000,000  Societe Generale, 6.54%, 12/20/00.......................         20,000,000
                                                                       -----------------
                                                                             329,995,747
                                                                       -----------------
             Total Negotiable Bank Certificates of Deposit (Cost
             $444,993,605)...........................................        444,993,605
                                                                       -----------------
             REPURCHASE AGREEMENTS--45.4%
172,000,000  Bear, Stearns & Co. Inc., 6.56%, 12/1/00 (collateralized by FNMA 8.499% due 6/18/27 valued at $11,661,822, FGRA
             0% due 12/15/10 to 5/15/29 valued at $10,679,982, FGRM
             5.75% to 7.50% due 4/15/21 to 12/15/29 valued at
             $56,958,914, FNRM 0% due 3/25/18 to 3/25/23 valued at
             $45,783,013, FNRA 0% due 4/25/27 to 6/25/40 valued at
             $35,053,997, GNMA 7.02% due 9/20/30 valued at
             $18,942,742)............................................        172,000,000
150,000,000  Chase Manhattan Bank, 6.55%, 12/01/00 (collateralized by
             FGSP 0% due 9/01/30 to 11/01/30 valued at $87,624,100,
             FNST 0% due 2/01/23 to 7/01/26 valued at $66,876,892)...        150,000,000
 50,000,000  State Street Bank, 6.53%, 12/1/00 (collateralized by
             GNMA 7.375% due 5/20/27 valued at $56,050,000)..........         50,000,000
                                                                       -----------------
             Total Repurchase Agreements (Cost $372,000,000).........        372,000,000
                                                                       -----------------

               TOTAL INVESTMENTS (COST $816,993,605)...............      99.7%  816,993,605
               OTHER ASSETS, LESS LIABILITIES......................       0.3     2,212,868
                                                                     --------  ------------
               NET ASSETS..........................................     100.0% $819,206,473
                                                                     ========  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
               EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST
               $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS
               OF EACH CLASS:
               669,774,344 SHARES CLASS A....................................         $1.00
                                                                               ============
               10,661,129 SHARES CLASS B.....................................         $1.00
                                                                               ============
               85,089,449 SHARES TREASURER'S TRUST...........................         $1.00
                                                                               ============
               53,681,551 SHARES CLASS C.....................................         $1.00
                                                                               ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

        RESERVE INSTITUTIONAL TRUST--U.S. GOVERNMENT INSTITUTIONAL FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL                                                                  VALUE
  AMOUNT     REPURCHASE AGREEMENTS--99.6%                                  (NOTE 1)
 ---------   ----------------------------                                  --------
$16,000,000  Bear, Stearns & Co., Inc., 6.54%, 12/1/00 (colateralized by GNMA, 6.50% to 8.00% due 3/20/23 to 10/15/30 valued
             at $18,112,692).........................................  $     16,000,000
  8,000,000  State Street Bank, 6.53%, 12/1/00 (collateralized by
             GNMA, 7.375% due 5/20/27 valued at $8,970,000)..........         8,000,000
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $24,000,000)................      99.6%       24,000,000
                 OTHER ASSETS, LESS LIABILITIES......................       0.4           103,175
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     24,103,175
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
                 EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST $.001 PAR
                 VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH
                 CLASS:
                 3,517,534 SHARES CLASS A......................................             $1.00
                                                                                 ================
                 8,715,845 SHARES CLASS B......................................             $1.00
                                                                                 ================
                 11,869,796 SHARES TREASURER'S TRUST...........................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE INSTITUTIONAL TRUST--U.S. TREASURY INSTITUTIONAL FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL                                                                  VALUE
  AMOUNT     U.S. TREASURY BILLS--99.8%                                    (NOTE 1)
 ---------   --------------------------                                    --------
$6,000,000   6.08%, 12/7/00..........................................  $      5,994,014
 2,000,000   6.45%, 12/15/00.........................................         1,994,995
 2,000,000   6.40%, 12/18/00.........................................         1,993,984
 2,000,000   6.42%, 12/21/00.........................................         1,992,922
 2,000,000   6.26%, 12/28/00.........................................         1,990,700
 2,500,000   6.19%, 1/11/01..........................................         2,482,746
 3,500,000   6.25%, 1/18/01..........................................         3,471,273
 4,500,000   6.19%, 1/25/01..........................................         4,457,734
 4,000,000   6.30%, 2/1/01...........................................         3,957,323
 3,500,000   6.21%, 2/8/01...........................................         3,459,693
   500,000   6.24%, 2/15/01..........................................           493,508
 5,000,000   6.28%, 2/22/01..........................................         4,929,093
 2,000,000   6.12%, 3/15/01..........................................         1,965,651
 2,500,000   6.20%, 3/22/01..........................................         2,453,573
 1,200,000   6.24%, 4/5/01...........................................         1,174,770
                                                                       ----------------

               TOTAL INVESTMENTS (COST $42,811,979)................      99.8%   42,811,979
               OTHER ASSETS, LESS LIABILITIES......................       0.2        70,007
                                                                     --------   -----------
               NET ASSETS..........................................     100.0%  $42,881,986
                                                                     ========   ===========
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE
               BASED ON 42,881,986 SHARES OF BENEFICIAL INTEREST, $.001 PAR
               VALUE OUTSTANDING.............................................         $1.00
                                                                                ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

     RESERVE INSTITUTIONAL TRUST--INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.6%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
             ALABAMA--3.9%
$2,000,000   Daphne-Village Mercy Special Care Facility, 4.15%,
             12/01/30................................................  $      2,000,000
                                                                       ----------------
             ARIZONA--6.0%
 2,100,000   Apache County IDA for Tucson Electric Power Company,
             4.20%, 12/1/20 (a)......................................         2,100,000
   500,000   Pima County IDA PCR for Tucson Electric project, 4.20%,
             10/1/22 (a).............................................           500,000
   500,000   Tucson ARPT Authority Inc. Revenue Ref., 5.10%,
             6/1/01..................................................           501,801
                                                                       ----------------
                                                                              3,101,801
                                                                       ----------------
             COLORADO--1.9%
 1,000,000   Denver Airport, Series B, 4.20%, 12/1/20 (a)............         1,000,000
                                                                       ----------------
             FLORIDA--3.1%
   700,000   Florida General Service Division, Fla Facs Pool, 4.8%,
             9/1/01..................................................           702,481
   700,000   Florida Housing Financing, River Oaks Apts., 4.15%,
             12/1/29 (a).............................................           700,000
   210,000   Orange County IDA for Lake Highland Prep School, 4.20%,
             10/1/18 (a).............................................           210,000
                                                                       ----------------
                                                                              1,612,481
                                                                       ----------------
             GEORGIA--2.2%
 1,085,000   Clayton County Housing MFH for Huntington Woods, 4.20%,
             1/1/21 (a)..............................................         1,085,000
    55,992   Georgia Municipal Association COP Pool Bd., 4.20%,
             12/15/20 (a)............................................            55,992
                                                                       ----------------
                                                                              1,140,992
                                                                       ----------------
             ILLINOIS--19.5%
 1,600,000   Illinois DFA for Chicago Shakespeare Project, 4.17
             1/1/19 (a)..............................................         1,600,000
   700,000   Illinois DFA for Wbez Alliance, 4.15%, 3/1/29 (a).......           700,000
   600,000   Illinois EFA for Lake County Family YMCA, 4.15%, 11/1/30
             (a).....................................................           600,000
 1,600,000   Illinois EFA for Lake Forest Open Lands, 4.15%, 8/1/33
             (a).....................................................         1,600,000
 1,735,000   Illinois HFAR for Community Hospital Center--C, 4.30%,
             10/1/15 (a).............................................         1,735,000
 1,800,000   Illinois HFAR, Series F, 4.10%, 8/15/01 (a).............         1,800,000
 1,200,000   Illinois State Highway Toll Authority, Series B, 4.05%,
             1/1/16 (a)..............................................         1,200,000
   800,000   McCook for St. Andrew Society, Class B, 4.25%, 12/1/21
             (a).....................................................           800,000
                                                                       ----------------
                                                                             10,035,000
                                                                       ----------------
             INDIANA--2.9%
 1,000,000   Logansport Indiana EDR , Modine Mfg. Co. Project, 4.30%,
             1/1/35 (a)..............................................         1,000,000
   500,000   Marshall County Indiana EDR Culver Foundation Project,
             4.20%, 1/1/35 (a).......................................           500,000
                                                                       ----------------
                                                                              1,500,000
                                                                       ----------------
             KENTUCKY--2.0%
 1,000,000   Kentucky Asset/Liability TRAN, 5.00%, 6/27/01...........         1,003,701
                                                                       ----------------
             LOUISIANA--3.9%
 2,000,000   Calcasieu Parish Sales Tax District, 4.15%, 9/1/02
             (a).....................................................         2,000,000
                                                                       ----------------
             MARYLAND--2.0%
 1,000,000   Maryland Water Quality Financing Admin., Series A,
             7.10%, 9/1/13...........................................         1,039,300
                                                                       ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

     RESERVE INSTITUTIONAL TRUST--INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
       STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                           (NOTE 1)
---------    ----------------------------------                           --------
             MASSACHUSETTS--6.1%
$1,000,000   Andover Mass. BAN, 5.00%, 12/29/00......................  $      1,000,448
   500,000   Mass. Bay Transit Authority 7.88%, 3/1/21...............           514,235
 1,100,000   Mass. State Health & Education Authority Harvard Univ.
             Series BB, 4.00%, 2/1/34 (a) ...........................         1,100,000
   500,000   Mills Mass. BAN, 5.25%, 1/31/01.........................           500,735
                                                                       ----------------
                                                                              3,115,418
                                                                       ----------------
             MICHIGAN--1.2%
   600,000   Michigan JOB for Wyandotte Cort, 4.20%, 12/1/09 (a).....           600,000
                                                                       ----------------
             MISSISSIPPI--1.9%
 1,000,000   Mississippi Development Bank for Natural Gas, 4.50%,
             1/1/01..................................................         1,000,141
                                                                       ----------------
             MISSOURI--0.6%
   335,000   Platte IDA for Platte Care, 4.55%, 10/1/10 (a)..........           335,000
                                                                       ----------------
             NEW JERSEY--1.4%
   700,000   Bernards Township BAN, 5.15%, 5/18/01...................           701,228
                                                                       ----------------
             NEW MEXICO--1.9%
 1,000,000   Eddy County New Mexico Pollution Control Revenue, 4.00%,
             2/1/03 (a)..............................................         1,000,000
                                                                       ----------------
             NEW YORK--9.9%
 2,000,000   NYC HSG Dev Cor Multifamily Rent Carnegie Park, 3.80%,
             11/15/19 (a)............................................         2,000,000
 2,100,000   NYC Trust Cultural Resources Revenue Asia Society,
             3.95%, 4/1/30 (a).......................................         2,100,000
 1,000,000   Yorktown School District TAN, 5.00%, 6/29/01............         1,002,969
                                                                       ----------------
                                                                              5,102,969
                                                                       ----------------
             NORTH CAROLINA--4.5%
 1,000,000   Carteret County NC Texas Gulf Project, 4.48%, 10/1/05
             (a).....................................................         1,000,000
   400,000   NC Elderly Facilities Cardinal Gibbons, 4.20%, 8/1/14...           400,000
   900,000   NC Medical Care Community Care Facility, Stanley Total
             Living Center, 4.30%, 4/1/18 (a) .......................           900,000
                                                                       ----------------
                                                                              2,300,000
                                                                       ----------------
             OHIO--1.0%
   500,000   Sharonville IDA for Edgecomb Metals Inc., 4.20%, 11/1/09
             (a).....................................................           500,000
                                                                       ----------------
             OKLAHOMA--1.0%
   500,000   Oklahoma IDA for Christian College, 4.80%, 7/1/15 (a)...           500,000
                                                                       ----------------
             PENNSYLVANIA--13.7%
   100,000   Allegheny HDA for Children's Hospital Pittsburgh,
             Series B, 4.25%, 12/1/15 (a) ...........................           100,000
   300,000   Clarion County IDA Bonds for Meritcare Project,
             Series A, 4.25%, 12/1/12 (a)............................           300,000
   500,000   Delaware Valley Regional Finance Authority, Series D,
             4.15%, 12/1/20 (a)......................................           500,000
 1,000,000   Franklin County PA Healthcare Revenue Chambersburg
             Hospital, 4.22%, 12/1/24................................         1,000,000
 1,500,000   Lancaster County, 4.20%, 5/1/30 (a).....................         1,500,000
 1,000,000   Pennsylvania GO, 6.60%, 1/1/01 (b)......................         1,001,944
 1,600,000   Scranton-Lackawanna PA Health & Welfare Univ Scranton,
             4.40%, 5/1/01...........................................         1,600,000
 1,035,000   South Central PA Series A, 4.20%, 6/1/30 (a)............         1,035,000
                                                                       ----------------
                                                                              7,036,944
                                                                       ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

     RESERVE INSTITUTIONAL TRUST--INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
       STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                           (NOTE 1)
---------    ----------------------------------                           --------
             TENNESSEE--0.8%
$  405,000   Chattanooga HEFA for Baylor School Project, 4.20%,
             11/1/16 (a).............................................  $        405,000
                                                                       ----------------
             TEXAS--3.9%
   690,000   Houston Community College, 5.00%, 4/15/01 (b)...........           691,478
   300,000   Midlothian IDC for Box-Crow Cement Co. Project, 4.15%,
             12/1/09 (a).............................................           300,000
 1,000,000   Texas Series A TRAN, 5.25%, 8/31/01.....................         1,006,830
                                                                       ----------------
                                                                              1,998,308
                                                                       ----------------
             VIRGINIA--1.1%
   550,000   Newport News MFH for Oxford Project, 4.50%, 11/1/06
             (a).....................................................           550,000
                                                                       ----------------
             WASHINGTON--3.2%
   500,000   Port of Seattle IDC for Douglas Management Corp., 4.25%,
             12/1/05 (a).............................................           500,000
 1,100,000   Washington State Public Power Supply System, 6.5%,
             7/1/18..................................................         1,134,207
                                                                       ----------------
                                                                              1,634,207
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $51,212,490)................      99.6%       51,212,490
                 OTHER ASSETS LESS LIABILITIES.......................       0.4           196,600
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     51,409,090
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                 SHARE, BASED ON SHARES OF EACH CLASS OF BENEFICIAL
                 INTEREST $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                 TO THE NET ASSETS OF EACH CLASS:
                 34,293,080 SHARES CLASS A.....................................             $1.00
                                                                                 ================
                 17,116,010 SHARES TREASURER'S TRUST...........................             $1.00
                                                                                 ================

-----------------

(a) The interest rates, as reported November 30, 2000 are subject to change periodically. The securities are payable on demand and are collateralized by letters of credit, other bank credit agreements or financial guaranty assurance agencies.
(b) Securities are collateralized by bank letters of credit or other agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

     RESERVE INSTITUTIONAL TRUST--INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
       STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

                                    GLOSSARY


Security Type Abbreviations:
BAN                                       --  Bond Anticipation Notes
COP                                       --  Certificate of Participation
DAR                                       --  Development Authority Revenue Bonds
DFA                                       --  Development Finance Authority Revenue Bonds
EDC                                       --  Economic Development Corporation
EFA                                       --  Educational Facilities Authority Revenue Bonds
FGRA                                      --  Federal National Mortgage Association ("FNMA") Adjustable
                                              Rate Gold REMIC
FGRM                                      --  FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation
                                              Certificates
FGSP                                      --  Freddie MAC Gold Strip Principle Only.
FNMA                                      --  Federal National Mortgage Association
FNRA                                      --  FNMA REMIC Adjustable Rate Mortgage-Backed Pass-Through
                                              Securities

FNRM                                      --  Government National Mortgage Association ("FNMA") REMIC
                                              issued by FHLMC Fixed Rate
FNST                                      --  FNMA Strips
GNMA                                      --  Government National Mortgage Association
GO                                        --  General Obligation Notes
HDA                                       --  Hospital Development Authority
HEFA                                      --  Health & Education Facilities Authority
HFAR                                      --  Health Finance Authority Revenue Bonds
IDA                                       --  Industrial Development Authority Revenue Bonds
IDC                                       --  Industrial Development Corporation Revenue Bonds
JOB                                       --  Job Development Authority Revenue Bonds
MFH                                       --  Multi-family Housing
PCR                                       --  Pollution Control Revenue
TAN                                       --  Tax Anticipation Notes
TRAN                                      --  Tax & Revenue Anticipation Notes

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          RESERVE INSTITUTIONAL TRUST
                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED NOVEMBER 30, 2000 (UNAUDITED)

                                                                                          U.S.           U.S.        INTERSTATE
                                                                          PRIMARY      GOVERNMENT      TREASURY      TAX-EXEMPT
                                                                       INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL
                                                                           FUND           FUND           FUND           FUND
                                                                       -------------  -------------  -------------  -------------
INTEREST INCOME (Note 1).............................................   $17,387,008     $739,490       $915,124      $1,235,292
                                                                        -----------     --------       --------      ----------

EXPENSES (Note 2)
  Comprehensive Management fees......................................       914,092       51,111         89,911         100,626
                                                                        -----------     --------       --------      ----------
    Total Expenses before waivers....................................       914,092       51,111         89,911         100,626
    Less: expenses waived............................................            --           --        (59,940)             --
                                                                        -----------     --------       --------      ----------
    Net Expenses.....................................................       914,092       51,111         29,971         100,626
                                                                        -----------     --------       --------      ----------

NET INVESTMENT INCOME, representing Net Increase in Net Assets from
  Investment Operations..............................................   $16,472,916     $688,379       $885,153      $1,134,666
                                                                        ===========     ========       ========      ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          RESERVE INSTITUTIONAL TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   U.S.                         U.S.
                                                 PRIMARY                        GOVERNMENT                    TREASURY
                                              INSTITUTIONAL                   INSTITUTIONAL                INSTITUTIONAL
                                                   FUND                            FUND                         FUND
                                     --------------------------------  ----------------------------  --------------------------
                                       SIX MONTHS          YEAR         SIX MONTHS        YEAR        SIX MONTHS       YEAR
                                          ENDED             END            ENDED           END          ENDED          END
                                      NOVEMBER 30,        MAY 31,      NOVEMBER 30,      MAY 31,     NOVEMBER 30,    MAY 31,
                                        2000 (A)           2000          2000 (A)         2000         2000 (A)        2000
                                     ---------------  ---------------  -------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income............  $   16,472,916   $    22,607,043  $    688,379   $   1,988,502  $   885,153   $    941,205
                                     ---------------  ---------------  -------------  -------------  ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME
  (Note 1):
  Class A..........................     (12,515,447)       (9,444,752)     (198,200)     (1,162,123)          --             --
  Class B..........................        (316,747)         (599,849)     (248,336)       (418,749)          --             --
  Treasurer's Trust................      (2,369,051)       (9,577,370)     (241,843)       (407,630)    (885,153)      (941,205)
  Class C..........................      (1,271,671)       (2,985,072)           --              --           --             --
                                     ---------------  ---------------  -------------  -------------  ------------  ------------
  Total Dividends to
    Shareholders...................     (16,472,916)      (22,607,043)     (688,379)     (1,988,502)    (885,153)      (941,205)
                                     ---------------  ---------------  -------------  -------------  ------------  ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per
  share):
  Net proceeds from sale of
    shares.........................   2,195,417,092     3,866,941,138    47,743,467     231,102,585   79,545,960     97,802,140
  Dividends reinvested.............      16,472,916        22,607,043       688,379       1,988,502      885,153        941,205
  Cost of shares redeemed..........  (1,833,904,371)   (3,740,872,518)  (51,396,511)   (253,924,124) (57,483,550)   (94,533,016)
                                     ---------------  ---------------  -------------  -------------  ------------  ------------
  Net increase (decrease) derived
    from capital share transactions
    and from investment
    operations.....................     377,985,637       148,675,663    (2,964,665)    (20,833,037)  22,947,563      4,210,329

NET ASSETS:
  Beginning of period..............     441,220,836       292,545,173    27,067,840      47,900,877   19,934,423     15,724,094
                                     ---------------  ---------------  -------------  -------------  ------------  ------------
  End of period....................  $  819,206,473   $   441,220,836  $ 24,103,175   $  27,067,840  $42,881,986   $ 19,934,423
                                     ===============  ===============  =============  =============  ============  ============

                                              INTERSTATE
                                              TAX-EXEMPT
                                            INSTITUTIONAL
                                                 FUND
                                     ----------------------------
                                      SIX MONTHS        YEAR
                                         ENDED           END
                                     NOVEMBER 30,      MAY 31,
                                       2000 (A)         2000
                                     -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income............  $  1,134,666   $   1,559,870
                                     -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME
  (Note 1):
  Class A..........................      (843,988)       (663,416)
  Class B..........................            --              --
  Treasurer's Trust................      (290,678)       (896,454)
  Class C..........................            --              --
                                     -------------  -------------
  Total Dividends to
    Shareholders...................    (1,134,666)     (1,559,870)
                                     -------------  -------------
FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per
  share):
  Net proceeds from sale of
    shares.........................    72,036,466     241,743,464
  Dividends reinvested.............     1,134,666       1,559,870
  Cost of shares redeemed..........   (86,485,775)   (213,492,892)
                                     -------------  -------------
  Net increase (decrease) derived
    from capital share transactions
    and from investment
    operations.....................   (13,314,643)     29,810,442
NET ASSETS:
  Beginning of period..............    64,723,733      34,913,291
                                     -------------  -------------
  End of period....................  $ 51,409,090   $  64,723,733
                                     =============  =============

-----------------

(a)  Unaudited

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     Reserve Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited, and currently are divided into four series (funds): Primary Institutional, U.S. Government Institutional, U.S. Treasury Institutional and Interstate Tax-Exempt Institutional Funds (collectively the "Funds"). Additionally, each Fund is divided into five classes of shares (Class A, B, Treasurer's Trust, C and D) with the same investment objectives, but with different expense ratios.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next interest rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's weighted average life to maturity.

     C. It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

     E. The Trust may enter into repurchase agreements with financial institutions and securities dealers who are deemed credit-worthy pursuant to guidelines established by the Funds' Board of Trustees. The Funds' Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Trust's custodian holds the underlying securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds, RMCI serves as the Funds' Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI will furnish continuous investment advisory and management services to the Funds.

     RMCI receives a comprehensive management fee of 0.25% per year of the average daily net assets of each Fund. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. Each Fund's operating expenses are accrued to an annual rate of .25% for Class A, .45% for Class B and .60% for Treasurer's Trust of each Class' average daily net assets, respectively. During the period ended
     November 30, 2000, RMCI voluntarily waived $59,940 of U.S. Treasury Institutional Fund's total expenses.

     DISTRIBUTION ASSISTANCE AND SHAREHOLDER SERVICES:
     ---------------------------------------------------------------------------

     Pursuant to a Plan of Distribution, each Fund makes payments to firms for distribution assistance and administrative services provided to shareholders of Class C and D at an annual rate of .25% and .50%, respectively. To date, no payments have been made by Class D since it has yet to begin operations. In addition, under the Plan, shareholders of Class B, C, D and Treasurer's Trust may make payments to firms (including
     RMCI) providing shareholder services, including maintaining shareholder accounts, responding to shareholder inquiries and providing certain other services, at an annual rate of .20%, .25%, .25% and .25%, respectively.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------
     At November 30, 2000, the composition of each Fund's net assets was as follows:

                                                         U.S.           U.S.        INTERSTATE
                                         PRIMARY      GOVERNMENT      TREASURY      TAX-EXEMPT
                                      INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL
                                          FUND           FUND           FUND           FUND
                                      -------------  -------------  -------------  -------------
      Par Value.....................  $    819,207    $    24,103    $    42,882    $    51,409
      Paid-in-Capital...............   818,387,266     24,079,072     42,839,104     51,357,681
                                      ------------    -----------    -----------    -----------
      Net Assets....................  $819,206,473    $24,103,175    $42,881,986    $51,409,090
                                      ============    ===========    ===========    ===========

(5)  CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
     For the six months ended November 30, 2000 and the year ended May 31, 2000, the capital share transactions of each Fund was as follows:

                                                 SIX MONTHS ENDED NOVEMBER 30, 2000:
                                      ---------------------------------------------------------
                                                                    TREASURER'S
                                         CLASS A        CLASS B        TRUST         CLASS C
                                      --------------  -----------  --------------  ------------
      PRIMARY INSTITUTIONAL
      ------------------------------
      Sold..........................   1,615,218,480   11,818,689     447,929,098   120,450,825
      Reinvested....................      12,515,447      316,747       2,369,051     1,271,671
      Redeemed......................  (1,263,546,464) (10,683,642)   (427,608,898) (132,065,367)
                                      --------------  -----------  --------------  ------------
      Net Increase (Decrease).......     364,187,463    1,451,794      22,689,251   (10,342,871)
                                      ==============  ===========  ==============  ============

                                                                         TREASURER'S
                                              CLASS A        CLASS B        TRUST
                                           --------------  -----------  --------------

      U.S. GOVERNMENT INSTITUTIONAL
      -----------------------------------
      Sold...............................       9,810,998   24,848,685      13,083,784
      Reinvested.........................         198,200      248,336         241,843
      Redeemed...........................     (17,996,843) (23,222,641)    (10,177,027)
                                           --------------  -----------  --------------
      Net Increase (Decrease)............      (7,987,645)   1,874,380       3,148,600
                                           ==============  ===========  ==============

                                                                         TREASURER'S
                                                                            TRUST
                                                                        --------------

      U.S. TREASURY INSTITUTIONAL
      -----------------------------------
      Sold...............................                                   79,545,960
      Reinvested.........................                                      885,153
      Redeemed...........................                                  (57,483,550)
                                                                        --------------
      Net Increase.......................                                   22,947,563
                                                                        ==============

                                                                         TREASURER'S
                                              CLASS A                       TRUST
                                           --------------               --------------

      INTERSTATE TAX-EXEMPT INSTITUTIONAL
      -----------------------------------
      Sold...............................      38,503,269                   33,533,197
      Reinvested.........................         843,988                      290,678
      Redeemed...........................     (53,429,016)                 (33,056,759)
                                           --------------               --------------
      Net Increase (Decrease)............     (14,081,759)                     767,116
                                           ==============               ==============

--------------------------------------------------------------------------------

                                                 SIX MONTHS ENDED NOVEMBER 30, 2000:
                                      ---------------------------------------------------------
                                                                    TREASURER'S
                                         CLASS A        CLASS B        TRUST         CLASS C
                                      --------------  -----------  --------------  ------------

      PRIMARY INSTITUTIONAL
      ------------------------------
      Sold..........................   1,943,164,268   27,677,033   1,566,404,142   329,695,695
      Reinvested....................       9,444,752      599,849       9,577,371     2,985,072
      Redeemed......................  (1,722,819,032) (23,287,360) (1,667,671,186) (327,094,940)
                                      --------------  -----------  --------------  ------------
      Net Increase (Decrease).......     229,789,988    4,989,522     (91,689,673)    5,585,827
                                      ==============  ===========  ==============  ============

                                                                          TREASURER'S
                                              CLASS A        CLASS B         TRUST
                                           --------------  ------------  --------------

      U.S. GOVERNMENT INSTITUTIONAL
      -----------------------------------
      Sold...............................     145,538,884    56,600,025      28,963,676
      Reinvested.........................       1,162,123       418,749         407,630
      Redeemed...........................    (171,710,788)  (56,620,461)    (25,592,875)
                                           --------------  ------------  --------------
      Net Increase (Decrease)............     (25,009,781)      398,313       3,778,431
                                           ==============  ============  ==============

                                                                          TREASURER'S
                                                                             TRUST
                                                                         --------------

      U.S. TREASURY INSTITUTIONAL
      -----------------------------------
      Sold...............................                                    97,802,140
      Reinvested.........................                                       941,205
      Redeemed...........................                                   (94,533,016)
                                                                         --------------
      Net Increase.......................                                     4,210,329
                                                                         ==============

                                                                          TREASURER'S
                                              CLASS A                        TRUST
                                           --------------                --------------

      INTERSTATE TAX-EXEMPT INSTITUTIONAL
      -----------------------------------
      Sold...............................      73,400,687                   168,342,777
      Reinvested.........................         663,416                       896,454
      Redeemed...........................     (36,874,893)                 (176,617,999)
                                           --------------                --------------
      Net Increase (Decrease)............      37,189,210                    (7,378,768)
                                           ==============                ==============

(6)  FINANCIAL HIGHLIGHTS:

Contained below is per share operating performance data for a share of beneficial interest outstanding for the periods as indicated.

                                                   CLASS A                                   CLASS B
                                ---------------------------------------------   ----------------------------------
                                FOR THE SIX                                     FOR THE SIX
                                   MONTHS               FISCAL YEAR                MONTHS          FISCAL YEAR
                                   ENDED               ENDED MAY 31,               ENDED          ENDED MAY 31,
                                NOVEMBER 30,   ------------------------------   NOVEMBER 30,   -------------------
                                  2000(A)        2000       1999     1998(B)      2000(A)        2000       1999
                                ------------   --------   --------   --------   ------------   --------   --------
PRIMARY INSTITUTIONAL FUND
Net asset value at beginning
  of period...................    $1.0000      $1.0000    $1.0000    $1.0000      $1.0000      $1.0000    $1.0000
                                  -------      -------    -------    -------      -------      -------    -------
Net investment income from
  investment operations.......     0.0319       0.0572     0.0509     0.0332       0.0309       0.0549     0.0488
Less dividends from net
  investment income...........    (0.0319)     (0.0572)   (0.0509)   (0.0332)     (0.0309)     (0.0549)   (0.0488)
                                  -------      -------    -------    -------      -------      -------    -------
Net asset value at end of
  period......................    $1.0000      $1.0000    $1.0000    $1.0000      $1.0000      $1.0000    $1.0000
                                  =======      =======    =======    =======      =======      =======    =======
Total Return..................      6.36%(e)     5.72%      5.09%      5.49%(e)     6.16%(e)     5.49%      4.88%
RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)..................    $ 669.8      $ 305.6    $  75.8    $   4.4      $  10.7      $   9.2    $   4.2
Ratio of expenses to average
  net assets..................      0.25%(e)     0.25%      0.25%      0.25%(e)     0.45%(e)     0.48%      0.45%
Ratio of net investment income
  to average net assets.......      6.36%(e)     5.69%      4.79%      5.35%(e)     6.16%(e)     5.29%      4.79%

                                      CLASS B                       TREASURER'S TRUST
                                -------------------   ---------------------------------------------
                                                      FOR THE SIX
                                    FISCAL YEAR          MONTHS               FISCAL YEAR
                                   ENDED MAY 31,         ENDED               ENDED MAY 31,
                                -------------------   NOVEMBER 30,   ------------------------------
                                  1998     1997(C)      2000(A)        2000       1999     1998(D)
                                --------   --------   ------------   --------   --------   --------
PRIMARY INSTITUTIONAL FUND
Net asset value at beginning
  of period...................  $1.0000    $1.0000      $1.0000      $1.0000    $1.0000    $1.0000
                                -------    -------      -------      -------    -------    -------
Net investment income from
  investment operations.......   0.0529     0.0179       0.0301       0.0532     0.0470     0.0332
Less dividends from net
  investment income...........  (0.0529)   (0.0179)     (0.0301)     (0.0532)   (0.0470)   (0.0332)
                                -------    -------      -------      -------    -------    -------
Net asset value at end of
  period......................  $1.0000    $1.0000      $1.0000      $1.0000    $1.0000    $1.0000
                                =======    =======      =======      =======    =======    =======
Total Return..................    5.29%      4.95%(e)     6.00%(e)     5.32%      4.70%      5.13%(e)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)..................  $  10.4    $   2.0      $  85.1      $  62.4    $ 154.1    $ 171.7
Ratio of expenses to average
  net assets..................    0.45%      0.50%(e)(f)     0.60%(e)   0.60%     0.60%      0.60%(e)
Ratio of net investment income
  to average net assets.......    5.16%      4.81%(e)(f)     6.03%(e)   4.99%     4.59%      5.00%(e)

                                             CLASS C
                                ----------------------------------
                                FOR THE SIX
                                   MONTHS          FISCAL YEAR
                                   ENDED          ENDED MAY 31,
                                NOVEMBER 30,   -------------------
                                  2000(A)        2000     1999(G)
                                ------------   --------   --------
PRIMARY INSTITUTIONAL FUND
Net asset value at beginning
  of period...................    $1.0000      $1.0000    $1.0000
                                  -------      -------    -------
Net investment income from
  investment operations.......     0.0294       0.0516     0.0036
Less dividends from net
  investment income...........    (0.0294)     (0.0516)   (0.0036)
                                  -------      -------    -------
Net asset value at end of
  period......................    $1.0000      $1.0000    $1.0000
                                  =======      =======    =======
Total Return..................      5.86%(e)     5.16%      4.11%
RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)..................    $  53.7      $  64.0    $  58.4
Ratio of expenses to average
  net assets..................      0.75%(e)     0.75%      0.75%(e)
Ratio of net investment income
  to average net assets.......      5.85%(e)     4.91%      4.12%(e)

--------------------

(a)  Unaudited.
(b)  From October 23, 1997 (Commencement of Operations) to May 31, 1998.
(c)  From January 21, 1997 (Commencement of Operations) to May 31, 1997.
(d)  From October 15, 1997 (Commencement of Operations) to May 31, 1998.
(e)  Annualized.
(f) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income amounted to .48% and 4.83%, respectively, for the period Ended May 31, 1997.
(g)  From April 30, 1999 (Commencement of Operations) to May 31, 1999.

                                                           CLASS A                                    CLASS B
                                              ----------------------------------   ---------------------------------------------
                                              FOR THE SIX     FISCAL     FISCAL    FOR THE SIX     FISCAL     FISCAL     FISCAL
                                                 MONTHS        YEAR       YEAR        MONTHS        YEAR       YEAR       YEAR
                                                 ENDED        ENDED      ENDED        ENDED        ENDED      ENDED      ENDED
                                              NOVEMBER 30,   MAY 31,    MAY 31,    NOVEMBER 30,   MAY 31,    MAY 31,    MAY 31,
                                                2000(A)        2000     1999(B)      2000(A)        2000       1999     1998(C)
                                              ------------   --------   --------   ------------   --------   --------   --------
U.S. GOVERNMENT INSTITUTIONAL FUND
Net asset value at beginning of period......    $1.0000      $1.0000    $1.0000      $1.0000      $1.0000    $1.0000    $1.0000
                                                -------      -------    -------      -------      -------    -------    -------
Net investment income from investment
  operations................................     0.0312       0.0542     0.0228       0.0302       0.0520     0.0471     0.0364
Less dividends from net investment income...    (0.0312)     (0.0542)   (0.0228)     (0.0302)     (0.0520)   (0.0471)   (0.0364)
                                                -------      -------    -------      -------      -------    -------    -------
Net asset value at end of period............    $1.0000      $1.0000    $1.0000      $1.0000      $1.0000    $1.0000    $1.0000
                                                =======      =======    =======      =======      =======    =======    =======
Total Return................................      6.22%(e)     5.42%      4.60%(e)     6.02%        5.20%      4.71%      5.13%(e)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions).........    $   3.5      $  11.5    $  36.5      $   8.7      $   6.8    $   6.4    $   5.8
Ratio of expenses to average net assets.....      0.25%(e)     0.25%      0.25%(e)     0.47%        0.45%      0.45%      0.45%(e)
Ratio of net investment income to average
  net assets................................      6.21%(e)     5.08%      4.55%(e)     6.01%        4.94%      4.70%      5.00%(e)

                                                            TREASURER'S TRUST
                                              ---------------------------------------------
                                              FOR THE SIX     FISCAL     FISCAL     FISCAL
                                                 MONTHS        YEAR       YEAR       YEAR
                                                 ENDED        ENDED      ENDED      ENDED
                                              NOVEMBER 30,   MAY 31,    MAY 31,    MAY 31,
                                                2000(A)        2000       1999     1998(D)
                                              ------------   --------   --------   --------
U.S. GOVERNMENT INSTITUTIONAL FUND
Net asset value at beginning of period......    $1.0000      $1.0000    $1.0000    $1.0000
                                                -------      -------    -------    -------
Net investment income from investment
  operations................................     0.0295       0.0503     0.0455     0.0036
Less dividends from net investment income...    (0.0295)     (0.0503)   (0.0455)   (0.0036)
                                                -------      -------    -------    -------
Net asset value at end of period............    $1.0000      $1.0000    $1.0000    $1.0000
                                                =======      =======    =======    =======
Total Return................................      5.88%        5.03%      4.55%      4.85%(e)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions).........    $  11.9      $   8.7    $   4.9    $   3.3
Ratio of expenses to average net assets.....      0.57%(e)     0.60%      0.60%      0.60%(e)
Ratio of net investment income to average
  net assets................................      5.92%(e)     4.80%      4.42%      4.73%(e)

-----------------

(a)  Unaudited.
(b)  From December 2, 1998 (Commencement of Operations) to May 31, 1999.
(c)  From September 15, 1997 (Commencement of Operations) to May 31, 1998.
(d)  From May 5, 1998 (Commencement of Operations) to May 31, 1998.
(e)  Annualized.

                                                       FISCAL YEAR
                                     FOR THE SIX          ENDED
                                     MONTHS ENDED        MAY 31,
                                     NOVEMBER 30,  --------------------
                                       2000(A)       2000      1999(B)
                                     ------------  ---------  ---------
U.S. TREASURY INSTITUTIONAL FUND
Net asset value at beginning of
  period...........................    $1.0000      $1.0000    $1.0000
                                       -------      -------    -------
Net investment income from
  investment operations............     0.0296       0.0512     0.0245
Less dividends from net investment
  income...........................    (0.0296)     (0.0512)   (0.0245)
                                       -------      -------    -------
Net asset value at end of period...    $1.0000      $1.0000    $1.0000
                                       =======      =======    =======
Total Return.......................      5.90%(c)      5.12%     4.03%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions).......................    $  42.9      $  19.9    $  15.7
Ratio of expenses to average net
  assets...........................      0.60%(c)      0.60%     0.60%(c,d)
Ratio of net investment income to
  average net asset................      5.51%(c)     4.50%(d)    3.66%(c,d)

---------------

(a)  Unaudited.
(b)  From October 21, 1998 (Commencement of Operations) to May 31, 1999.
(c)  Annualized.
(d) During the years ended May 31, 1999 and November 30, 2000, RMCI voluntarily waived a portion of its fees. Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income for the years ended May 31, 1999, May 31, 2000, and November 30, 2000, amounted to .24%, .20%, and .20%, respectively and 4.02%, 4.90%, and 5.90%
     respectively.

                                          CLASS A                   CLASS B                   TREASURER'S TRUST
                           --------------------------------------  ----------  ------------------------------------------------
                           FOR THE SIX   FISCAL YEAR  FISCAL YEAR    PERIOD    FOR THE SIX   FISCAL YEAR  FISCAL YEAR   PERIOD
                           MONTHS ENDED     ENDED        ENDED       ENDED     MONTHS ENDED     ENDED        ENDED      ENDED
                           NOVEMBER 30,    MAY 31,      MAY 31,     MAY 31,    NOVEMBER 30,    MAY 31,      MAY 31,    MAY 31,
                             2000(A)        2000        1999(B)     1999(C)      2000(A)        2000         1999      1998(E)
                           ------------  -----------  -----------  ----------  ------------  -----------  -----------  --------
INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
Net asset value at
  beginning of period....    $1.0000       $1.0000      $1.0000     $1.0000      $1.0000       $1.0000      $1.0000    $1.0000
                             -------       -------      -------     -------      -------       -------      -------    -------
Net investment income
  from investment
  operations.............     0.0200        0.0353       0.0175      0.0320       0.0183        0.0320       0.0284     0.0018
Less dividends from net
  investment income......    (0.0200)      (0.0353)     (0.0175)    (0.0320)     (0.0183)      (0.0320)     (0.0284)   (0.0018)
                             -------       -------      -------     -------      -------       -------      -------    -------
Net asset value at end of
  period.................    $1.0000       $1.0000      $1.0000     $1.0000      $1.0000       $1.0000      $1.0000    $1.0000
                             =======       =======      =======     =======      =======       =======      =======    =======
Total Return.............      3.99%(d)       3.53%       3.06%(d)     3.20%       3.65%(d)       3.20%        2.84%     4.85%(d)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions).............    $  34.3       $  48.4      $  11.2          --      $  17.1       $  16.3      $  23.7    $  14.0
Ratio of expenses to
  average net assets.....      0.25%(d)       0.25%       0.25%(d)    0.45%(d)     0.60%(d)      0.60%(f)      0.60%     0.60%(d)
Ratio of net investment
  income to average net
  asset..................      4.00%(d)       3.71%       3.13%(d)    3.04%(d)     3.64%(d)      3.01%(f)      2.79%     3.33%(d)

-----------------

(a)  Unaudited.
(b)  From November 3, 1998 (Commencement of Operations) to May 31, 1999.
(c) From August 4, 1998 (Commencement of Operations) to December 31, 1998 (the final redemption of all outstanding shares).
(d)  Annualized.
(e)  From May 13, 1998 (Commencement of Operations) to May 31, 1998.
(f) During the the years ended May 31, 2000, RMCI voluntarily waived a portion of its fees. Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income amounted to .53% and 3.08% respectively.